Changes in Amount of Credit Losses on Investment Securities Recognized in Earnings (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Gain (Loss) on Investments [Line Items]
Beginning balance of credit losses previously recognized in earnings	$ 4,822,916	$ 2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was not previously recognized in earnings			2,526,674
Amount related to credit losses for securities for which an other-than-temporary impairment was recognized in earnings	273,259	2,296,242	2,526,674
Reduction due to credit impaired securities sold or fully settled	(4,715,729)
Ending balance of cumulative credit losses recognized in earnings	$ 380,446	$ 4,822,916	$ 2,526,674